Leases - Schedule of Components of Lease Expense (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Assets
Operating lease – ROU assets	$ 295,620	$ 544,385
Liabilities
Operating lease liabilities	236,312	312,780
Operating lease liabilities	59,499	231,635
Total lease liabilities	$ 295,811	$ 544,415
Weighted average remaining term (years)
Operating leases	1 year 2 months 19 days	1 year 3 months 10 days
Weighted average discount rate
Operating leases	5.69%	5.88%
General and Administrative Expense [Member]
Schedule of Components of Lease Expense [Line Items]
Operating lease costs	$ 350,827	$ 315,051